DETAILS OF CURRENT LIABILITIES (Summary Other Payables and Accrued Expenses) (Details) (ILS) ₪ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Disclosure of offsetting of financial liabilities [line items]
Customer advances | ₪			₪ 1,576	₪ 1,267
Accrued expenses | ₪			7,335	4,226
Other payables | ₪			284	389
Total other payables and accrued expenses | ₪			₪ 9,195	₪ 5,882
US Dollars [Member]
Disclosure of offsetting of financial liabilities [line items]
Customer advances | $		$ 457
Accrued expenses | $		2,122
Other payables | $		82
Total other payables and accrued expenses | $	[1]	$ 2,661

[1]	Convenience Translation into US Dollars.